UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Bond Fund, covering the 12-month period from September 1, 2010, through August 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although investors were encouraged by expectations of a more robust economic recovery through the first quarter of 2011, the reporting period ended amid sharply deteriorating investor sentiment due to disappointing economic data, an escalating sovereign debt crisis in Europe and a contentious debate regarding taxes, spending and borrowing in the United States. In the final month of the reporting period, a major credit rating agency downgraded U.S. long-term debt, marking the first time in history that U.S. Treasury securities were not assigned the highest credit rating.While most fixed-income securities proved volatile in this tumultuous environment, municipal bonds held up relatively well due to robust demand for a limited supply of newly issued securities.

The economic outlook currently is clouded by uncertainty and political infighting, but we believe that a sustained, moderate global expansion is more likely than a double-dip recession. Inflationary pressures appear to be waning in most countries, including the United States, as energy prices have retreated from their highs.The Federal Reserve Board has signaled its intention to maintain an aggressively accommodative monetary policy, which may help offset the financial stresses caused by recent fiscal policy choices in the United States and Europe.To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2010, through August 31, 2011, as provided by James Welch and Daniel Marques, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended August 31, 2011, Dreyfus Municipal Bond Fund produced a total return of 1.30%.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, produced a total return of 2.66%.2

After encountering weak market conditions over the final months of 2010, municipal bonds generally rebounded in 2011 as a reduced supply of newly issued securities was met by robust investor demand.The fund lagged its benchmark, primarily due to overweighted exposure to longer-term bonds when yield spreads widened early in the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.The fund will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds).The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting.The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Municipal Bonds Held Up Relatively Well Amid Uncertainty

New stimulative measures from the Federal Reserve Board, improved economic data and rising corporate earnings generally supported investor sentiment into the first quarter of 2011.While investor confidence was shaken in February due to political unrest in the Middle East, and again in March, when natural and nuclear disasters struck Japan, most markets bounced back quickly from these unexpected shocks.

Economic sentiment began to deteriorate in earnest in late April when Greece appeared headed for default on its sovereign debt, U.S. economic data disappointed and the debate regarding U.S. government spending and borrowing intensified. Riskier assets suffered bouts of volatility as investors shifted their focus to traditionally defensive investments. Turbulence among stocks and lower-rated bonds was particularly severe in August, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities.

Despite these developments, municipal bond prices were buoyed in 2011 by strong investor demand for a limited supply of newly issued securities, offsetting the effects of market weakness at the end of 2010. The termination of the federally subsidized Build America Bonds program and political pressure to reduce spending led to less municipal borrowing over the first eight months of 2011.Yet, demand remained robust from investors seeking competitive levels of tax-exempt income.

Longer Term Bonds Dampened Relative Performance

The fund produced a mildly positive total return during the reporting period, but relative results were undermined by overweighted exposure to longer-term municipal bonds as long-term interest rates climbed and yield differences widened along the market’s maturity spectrum during the reporting period’s first half. Zero-coupon bonds, bonds backed by charter schools, health care securities and bonds backed by the states’ settlement of litigation with U.S. tobacco companies fared relatively poorly.

On a more positive note, the fund benefited from housing bonds and a rebound among securities issued by the states of California, Illinois and New Jersey. Corporate-backed bonds subject to the Alternative Minimum Tax also buoyed the fund’s results.

Adjusting to a Slower-Growth Environment

Throughout the reporting period, we took steps to improve the fund’s risk profile by reducing the maturities and increasing the credit quality of its holdings. Consequently, the fund ended the reporting period with an emphasis on higher-rated municipal bonds with intermediate-term maturities. In our view, securities with these characteristics are likely to be the focus of robust demand from individual investors seeking competitive levels of tax-advantaged income as they grow more concerned about persistently low interest rates and potential tax increases.

In addition, due to ongoing supply-and-demand dynamics, we currently expect the municipal bond market to hold up better than many sectors of the taxable fixed-income market. Nonetheless, we intend to remain vigilant in monitoring economic and market developments, including risks stemming from changes in interest rates and credit conditions, until the direction and strength of the U.S. economy become clearer.

September 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risk compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 8/31/11
	1Year	5 Years	10 Years
Fund	1.30%	3.46%	3.63%
Barclays Capital
Municipal Bond Index	2.66%	4.94%	4.95%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Municipal Bond Fund on 8/31/01 to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from March 1, 2011 to August 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.95
Ending value (after expenses)	$1,063.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2011

Expenses paid per $1,000†	$3.87
Ending value (after expenses)	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2011

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—.8%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	15,000,000	13,827,600
Alaska—.9%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,870,556
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,468,197
Arizona—2.2%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power
Company Project)	5.85	3/1/28	250,000	248,953
Arizona Health Facilities
Authority, Revenue
(Banner Health)	6.00	1/1/30	11,000,000	11,207,570
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,005,120
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	7,250,000	5,807,178
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000	4,879,136
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000	3,799,017
California—14.0%
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	12,915,100
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,470,496

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,903,865
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000		19,923,123
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000		17,330,700
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000		15,496,600
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco
Funding Corporation)	6.25	6/1/37	6,100,000		4,880,671
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000		7,444,880
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/16	6,330,000		6,408,239
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	17,350,000		19,016,294
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000	[a]	60,806
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000		4,294,160
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State Hospital)	5.13	6/1/29	5,000,000		5,011,000
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.38	12/1/37	10,325,000		9,579,019
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000		5,334,700
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000		12,415,251

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000		5,484,650
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000	[b]	13,875,300
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/13	8,495,000	[a]	9,255,642
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	8,690,000		6,768,120
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	11,155,000		7,809,169
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000		4,070,721
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000		10,769,614
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,928,900
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000		15,173,467
Colorado—1.1%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/32	5,860,000		5,250,794
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth
Health System)	5.25	1/1/25	4,000,000		4,321,720

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	4,079,587
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000		3,863,720
Delaware—.4%
Delaware Transportation Authority,
Transportation System
Senior Revenue	5.00	7/1/26	6,245,000		6,988,280
Florida—6.8%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		7,355,810
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000		10,883,100
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,607,260
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000		6,552,455
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	5.10	7/1/31	2,955,000		2,972,464
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	4,065,000		4,610,970
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	[a]	323,160
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,117,000
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,178,850

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000	5,316,000
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,527,644
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,526,125
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000	7,112,000
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000	4,968,750
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,016,370
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	6,274,550
Georgia—4.7%
Atlanta,
Airport General Revenue	5.00	1/1/28	5,000,000	5,119,550
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000	5,623,150
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	11,336,400
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000	5,780,885
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	9,643,563
DeKalb County Hospital Authority,
RAC (DeKalb Medical
Center, Inc. Project)	6.00	9/1/30	13,000,000	13,290,030

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000	[a]	5,926,047
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,902,850
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,287,400
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,531,605
Idaho—.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	6,945,000		6,954,931
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,630,643
Illinois—7.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000		5,612,132
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000		22,648,781
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000		11,037,700
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	15,000,000		15,840,300

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois,
GO	5.00	1/1/17	5,145,000		5,776,497
Illinois,
GO	5.00	1/1/22	5,000,000		5,386,000
Illinois,
GO	5.00	1/1/25	5,000,000		5,152,550
Illinois,
GO	5.00	3/1/28	2,500,000		2,516,625
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,596,985
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000	[a]	25,500,553
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,500,000		2,251,875
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/16	7,275,000		8,202,708
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	5,500,000		5,805,305
Indiana—.5%
Indianapolis Local Public
Improvement Bond Bank,
Revenue (Indianapolis
Airport Authority Project)
(Insured; AMBAC)	5.00	1/1/36	8,900,000		8,619,383
Iowa—.2%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	5,000,000		4,129,850
Kansas—1.5%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000		4,660,000
Wichita,
Hospital Facilities
Improvement Revenue
(Christi Health System)	5.50	11/15/26	7,000,000		7,084,490

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas (continued)
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,579,467
Kentucky—.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,862,029
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000	6,570,720
Louisiana—1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,061,220
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,981,845
Louisiana State University
Board of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/29	12,820,000	13,555,099
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,278,850
Maine—.3%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	5,000,000	5,407,550
Maryland—.1%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	2,500,000	2,471,025
Massachusetts—3.5%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/24	12,000,000	13,571,520

The Fund	15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	11,696,300
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	5,251,800
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/30	3,000,000	3,151,830
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	6,164,063
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,221,400
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC)	5.00	11/1/17	7,540,000	8,524,573
Michigan—2.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,385,280
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	7,710,000	8,500,121
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,713,025
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,089,900
Michigan Hospital Finance
Authority, Revenue
(McLaren Health Care)	5.63	5/15/28	4,575,000	4,796,888
Michigan Strategic Fund,
LOR (The Dow Chemical
Company Project)	6.25	6/1/14	6,500,000	7,194,590

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	5,205,000	4,875,836
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	4,525,000	4,152,050
Mississippi—.2%
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	2,970,000	3,194,324
Missouri—.7%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,575,300
Nebraska—1.6%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	24,260,000	25,773,339
Nevada—1.1%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,260,950
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	12,349,320
New Jersey—7.3%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,597,294
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	11,120,000	10,840,221
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,500,000	8,651,925

The Fund	17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.13	6/1/30	10,000,000		10,433,300
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/18	7,750,000		9,177,395
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.25	12/15/19	7,000,000		8,142,330
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.75	6/15/20	12,645,000		14,767,337
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000		15,382,922
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	5,000,000		5,601,150
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,950,000		4,383,571
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000		4,520,191
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	4,650,000		3,423,749
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.75	6/1/13	3,000,000	[a]	3,337,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	12,065,000	[a]	13,471,417

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico—.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	8,000,000	[a]	9,072,560
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue (Collateralized:
FNMA and GNMA)	6.80	1/1/26	540,000		566,379
New York—10.9%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000	[d,e]	27,638,000
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,098,900
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000		28,820,194
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000		20,719,765
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	8,250,000		8,454,352
New York City,
GO	5.25	8/15/24	18,500,000		20,303,750
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/25	14,625,000		15,666,300
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,750,000		1,756,860
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000		7,627,310

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,259,210
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	4,967,950
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,355,830
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,288,048
Port Authority of New York and
New Jersey (Consolidated Bonds,
141th Series) (Insured; AMBAC)	5.00	9/1/17	6,535,000	7,214,836
Ohio—.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000	4,561,400
Oregon—.5%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/20	2,000,000	2,460,000
Oregon Department of
Administrative Services, Lottery
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/26	5,000,000	5,450,050
Pennsylvania—2.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,715,050
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter
School Project)	5.25	8/15/30	7,765,000	6,769,061

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	12,133,990
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,536,900
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,473,250
South Carolina—1.3%
Greenville County School District,
Installment Purchase
Revenue (Building Equity
Sooner for Tomorrow)	5.00	12/1/23	15,000,000	16,004,550
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,107,305
Tennessee—.4%
Johnson City Health and
Educational Facilities Board, HR
(Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,169,100
Memphis-Shelby County Airport
Authority, Special Facilities Revenue
(Federal Express Corporation)	5.05	9/1/12	2,000,000	2,071,020
Texas—10.7%
Austin,
Water and Wastewater
System Revenue	5.00	11/15/27	10,000,000	11,095,200
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/14	15,070,000	15,194,780
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Joint Improvement
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.75	11/1/15	10,000,000	10,081,600
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	5,865,000	5,864,707

The Fund	21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Harris County Cultural Education
Facilities Finance Corporation, HR
(Texas Children’s Hospital Project)	5.25	10/1/29	4,000,000	4,204,040
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	7,000,000	7,829,920
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	7,500,000	8,399,175
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,727,055
Laredo,
Waterworks and Sewer
System Revenue	5.25	3/1/30	10,950,000	11,793,150
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,980,100
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	15,781,800
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,001,700
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	10,622,404
Texas Transportation Commission,
State Highway Fund First
Tier Revenue	5.00	4/1/26	20,000,000	22,126,200
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,054,840
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	1,500,000	1,503,405

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—2.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000		1,810,935
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.50	6/1/15	10,000,000	[a]	11,099,300
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000		6,184,062
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,414,505
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,470,000		14,297,327
Washington—2.8%
Bellevue,
Limited Tax GO (New City
Building) (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/39	10,520,000		11,535,390
Chelan County Public Utility
District Number 1, Consolidated
System Revenue	5.00	7/1/17	4,000,000		4,618,160
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000		11,082,297
Washington,
GO (Various Purpose)	5.00	2/1/28	10,000,000		11,362,100
Washington,
GO (Various Purpose)
(Insured; AMBAC)	5.00	7/1/16	7,315,000		8,452,995
West Virginia—.7%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000	[a]	3,394,612

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia (continued)
West Virginia School Building
Authority, Capital Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	5,500,000		6,363,060
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,674,388
Wisconsin—.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,600,000		9,603,360
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,123,800
U.S. Related—3.8%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000		5,438,400
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		5,052,350
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		5,344,050
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000		10,035,900
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000		4,865,700
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	[c]	4,109,040
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		5,043,550
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000		5,322,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000	5,420,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000	12,174,360
Total Long-Term Municipal Investments
(cost $1,562,907,890)				1,642,714,614

Short-Term Municipal
Investments—.2%
California;
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.10	9/1/11	1,200,000	[f]	1,200,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.13	9/1/11	1,600,000	[f]	1,600,000
Total Short-Term Municipal Investments
(cost $2,800,000)					2,800,000

Total Investments (cost $1,565,707,890)			99.1%		1,645,514,614

Cash and Receivables (Net)			.9%		14,891,885

Net Assets			100.0%		1,660,406,499

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2011, this security was valued at $27,638,000 or 1.7% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at August 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund	25

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	24.5
AA		Aa		AA	33.1
A		A		A	25.7
BBB		Baa		BBB	12.3
BB		Ba		BB	1.0
B		B		B	.5
F1		MIG1/P1		SP1/A1	.2
Not Rated[g]		Not Rated[g]		Not Rated[g]	2.7
					100.0

†	Based on total investments.
g	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	27

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,565,707,890	1,645,514,614
Cash		8,459,678
Interest receivable		20,584,875
Receivable for shares of Common Stock subscribed		135,133
Prepaid expenses		24,567
		1,674,718,867
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		950,402
Payable for floating rate notes issued—Note 4		12,500,000
Payable for shares of Common Stock redeemed		641,136
Interest and expense payable related to
floating rate notes issued—Note 4		60,549
Accrued expenses		160,281
		14,312,368
Net Assets ($)		1,660,406,499
Composition of Net Assets ($):
Paid-in capital		1,730,213,684
Accumulated net realized gain (loss) on investments		(149,613,909)
Accumulated net unrealized appreciation
(depreciation) on investments		79,806,724
Net Assets ($)		1,660,406,499
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		147,758,853
Net Asset Value, offering and redemption price per share ($)		11.24

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2011

Investment Income ($):
Interest Income	84,463,368
Expenses:
Management fee—Note 3(a)	10,028,243
Shareholder servicing costs—Note 3(b)	1,884,823
Directors’ fees and expenses—Note 3(c)	165,720
Interest and expense related to floating rate notes issued—Note 4	113,992
Custodian fees—Note 3(b)	96,183
Professional fees	87,053
Prospectus and shareholders’ reports	52,163
Registration fees	34,152
Loan commitment fees—Note 2	28,990
Interest expense—Note 2	298
Miscellaneous	79,726
Total Expenses	12,571,343
Less—reduction in fees due to earnings credits—Note 3(b)	(2,536)
Net Expenses	12,568,807
Investment Income—Net	71,894,561
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(28,018,125)
Net unrealized appreciation (depreciation) on investments	(29,580,753)
Net Realized and Unrealized Gain (Loss) on Investments	(57,598,878)
Net Increase in Net Assets Resulting from Operations	14,295,683

See notes to financial statements.

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2011	2010
Operations ($):
Investment income—net	71,894,561	78,181,727
Net realized gain (loss) on investments	(28,018,125)	(2,355,749)
Net unrealized appreciation
(depreciation) on investments	(29,580,753)	91,766,516
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,295,683	167,592,494
Dividends to Shareholders from ($):
Investment income—net	(71,474,403)	(77,828,461)
Capital Stock Transactions ($):
Net proceeds from shares sold	106,351,417	79,059,679
Dividends reinvested	49,413,066	53,797,493
Cost of shares redeemed	(254,747,288)	(163,043,808)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(98,982,805)	(30,186,636)
Total Increase (Decrease) in Net Assets	(156,161,525)	59,577,397
Net Assets ($):
Beginning of Period	1,816,568,024	1,756,990,627
End of Period	1,660,406,499	1,816,568,024
Capital Share Transactions (Shares):
Shares sold	9,608,038	7,022,963
Shares issued for dividends reinvested	4,479,756	4,768,057
Shares redeemed	(23,206,797)	(14,483,616)
Net Increase (Decrease) in Shares Outstanding	(9,119,003)	(2,692,596)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended August 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	11.58	11.01	11.19	11.50	11.86
Investment Operations:
Investment income—net[a]	.48	.49	.52	.52	.51
Net realized and unrealized
gain (loss) on investments	(.35)	.57	(.18)	(.31)	(.36)
Total from Investment Operations	.13	1.06	.34	.21	.15
Distributions:
Dividends from
investment income—net	(.47)	(.49)	(.52)	(.52)	(.51)
Net asset value, end of period	11.24	11.58	11.01	11.19	11.50
Total Return (%)	1.30	9.86	3.44	1.74	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.74	.76	.80	.89
Ratio of net expenses
to average net assets	.75	.74	.76	.80	.89
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.01	.01	.03	.08	.16
Ratio of net investment income
to average net assets	4.30	4.39	4.91	4.56	4.31
Portfolio Turnover Rate	24.24	19.86	23.28	37.04	40.26
Net Assets, end of period
($ x 1,000)	1,660,406	1,816,568	1,756,991	1,843,865	1,957,630

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series comprising Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,645,514,614	—	1,645,514,614

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). The portions of ASU 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $912,023, accumulated capital losses $118,832,803 and unrealized appreciation $79,399,824. In addition, the fund had $30,374,206 of capital losses realized after October 31, 2010, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2011. If not applied, $49,698,815 of the carryover expires in fiscal 2012, $6,826,077 expires in fiscal 2016, $13,380,265 expires in fiscal 2017 and $48,927,646 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2011 and August 31, 2010 were as follows: tax exempt income $71,251,980 and $77,660,294 and ordinary income $222,423 and $168,167, respectively.

During the period ended August 31, 2011, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $420,158, increased accumulated net realized gain (loss) on investments by $32,852,953 and decreased paid-in capital by $32,432,795. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2011 was approximately $20,800, with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2011, the fund was charged $1,042,241 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2011, the fund was charged $515,325 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2011, the fund was charged $55,532 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2,536.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2011, the fund was charged $96,183 pursuant to the custody agreement.

During the period ended August 31, 2011, the fund was charged $7,225 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $843,072, custodian fees $23,714, chief compliance officer fees $3,253 and transfer agency per account fees $80,363.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2011, amounted to $400,218,539 and $496,860,448, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2011, was approximately $12,500,000, with a related weighted average annualized interest rate of .91%.

At August 31, 2011, the cost of investments for federal income tax purposes was $1,553,614,790; accordingly, accumulated net unrealized appreciation on investments was $79,399,824, consisting of $93,149,771 gross unrealized appreciation and $13,749,947 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Municipal Bond Fund (the sole series comprising Dreyfus Bond Funds, Inc.) as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 27, 2011

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net as “exempt-interest dividends” (not generally subject to regular federal income tax), except $222,423 that is being designated as an ordinary income distribution for reporting purposes.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2011 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2011 calendar year on Form 1099-INT, both of which will be mailed in early 2012.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 167 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 192 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

The Fund	47

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 192 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 188 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Distributor since October 1999.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,596 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,350 in 2010 and $3,098 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $667 in 2010 and $507 in 2011. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $28,173,266 in 2010 and $16,103,335 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)